Income taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income taxes [Abstract]
Schedule of income tax expense

	Six Months Ended
	June 30,
(in millions of $)	2026	2025
Current income tax expense	(230)	(70)
Deferred income tax benefit/(expense)	110	(4)
Income tax expense	(119)	(74)